UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007

Check here if Amendment [X ];               Amendment Number: 1
       This Amendment (Check only one):         [  ] is a restatement.
                                                [ X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Brinton Eaton Associates, Inc.
Address: 175 South Street, Suite 200
	 Morristown, NJ 07960


Form 13F File Number:  28-10221

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jeremy Welther
Title: Chief Compliance Officer
Phone: 973-984-3352

Signature, Place, and Date of Signing:


 Jeremy Welther            Morristown, NJ            July 1, 2011
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

In error did not include ETF values.

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: none



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                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  -----------------------

Form 13F Information Table Entry Total:            64
                                                  -----------------------

Form 13F Information Table Value Total:           206976 (x thousand)
                                                  -----------------------


List of Other Included Managers:





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                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
BLK-RK NJ                          ETF       09247C107         32     2000SH              SOLE                               2000
CLAYMORE TIMBER ETF                ETF       18383Q879          2       85SH              SOLE                                 85
DBC INDEX                          ETF       240225102        113     3590SH              SOLE                               3590
DJ INTL REIT SPDR                  ETF       78463X863       8321   147395SH              SOLE                             147395
DJ ISHS SEL DIV IX                 ETF       464287168         81     1250SH              SOLE                               1250
DJ US CON NON-CYC SEC IX FD        ETF       464287812       3343    52300SH              SOLE                              52300
DJ US ENE SEC IX FD                ETF       464287796       3442    25130SH              SOLE                              25130
DJ US FIN SEC IX                   ETF       464287788       4229    44920SH              SOLE                              44920
DJ US FINL SVC IX                  ETF       464287770        444     4345SH              SOLE                               4345
DJ US HTHCRE SEC IX FD             ETF       464287762       4809    68050SH              SOLE                              68050
DJ US INDUSTRIAL                   ETF       464287754        132     1820SH              SOLE                               1820
DJ US RE IX                        ETF       464287739      13064   199730SH              SOLE                             199730
DJ US TREAS INFLATE                ETF       464287176        162     1530SH              SOLE                               1530
DJ US UTIL IX                      ETF       464287697        163     1595SH              SOLE                               1595
EMRG MKTS VIPRS                    ETF       922042858       4379    42070SH              SOLE                              42070
HIGH YLD PLUS FD                   ETF       429906100         12     4000SH              SOLE                               4000
IDEXX LABS INC                     ETF       45168D104        352     6000SH              SOLE                               6000
IPATH DJ-AIG INDEX                 ETF       06738C778        395     7325SH              SOLE                               7325
IPATH GS COMMOD IX                 ETF       06738C794      30193   573520SH              SOLE                             573520
ISHARE BARCL AGG BD IX             ETF       464287226        268     2645SH              SOLE                               2645
ISHARE TR RUSS 2K VAL IDX          ETF       464287630         14      200SH              SOLE                                200
ISHARE TR S7P CALI MUNI            ETF       464288356        200     1920SH              SOLE                               1920
ISHARES EMERG MKTS                 ETF       464287234      15068   100820SH              SOLE                             100820
ISHARES FTSE CHINA IX              ETF       464287184          5       30SH              SOLE                                 30
ISHARES GLBL CONS STAPLES          ETF       464288737       3112    49445SH              SOLE                              49445
ISHARES GLBL IND                   ETF       464288729       1060    17130SH              SOLE                              17130
ISHARES INC JAPAN                  ETF       464286848         15     1135SH              SOLE                               1135
ISHARES TR DJ                      ETF       464288778         91     2415SH              SOLE                               2415
ISHARES TR S&P GLBL ENE            ETF       464287341       1731    12430SH              SOLE                              12430
ISHARES TR S&P GLBL HLTH           ETF       464287325       4511    77890SH              SOLE                              77890
ISHRS TR S&P GLBL FIN              ETF       464287333       3368    42510SH              SOLE                              42510
KBW INS ETF                        ETF       78464A789         12      225SH              SOLE                                225
NASDAQ 100 IX                      ETF       631100104         15      300SH              SOLE                                300
NASDAQ BIOTECH IX                  ETF       464287556      16275   201385SH              SOLE                             201385
NJ RESO CORP                       ETF       646025106        130     2600SH              SOLE                               2600
NUVEEN DIV ADV MUN FD 3            ETF       67070X101          7      500SH              SOLE                                500
NVN PERF PLUS                      ETF       67062P108          7      500SH              SOLE                                500
PIMCO CA MUNI                      ETF       72200N106        253    16250SH              SOLE                              16250
PIMCO MUNI INC                     ETF       72200R107         29     2000SH              SOLE                               2000
RUSSELL MID CAP                    ETF       464287499        352     3395SH              SOLE                               3395
RYDEX ETF TR S&P 500               ETF       78355W106        130     3085SH              SOLE                               3085
S&P 500 DEP REC                    ETF       78462F103        363     2709SH              SOLE                               2709
S&P 500 INDEX FUND ETF             ETF       464287200        413     2815SH              SOLE                               2815
S&P INTL SM CAP                    ETF       78463X871       1437    41860SH              SOLE                              41860
S&P MDCP 400 IDX                   ETF       464287507      14534   171110SH              SOLE                             171110
S&P MID CAP 400                    ETF       78467Y107      33059   214330SH              SOLE                             214330
S&P SMCAP 600 IDX                  ETF       464287804       1348    20960SH              SOLE                              20960
SEL SEC SPDR DISC                  ETF       81369Y407        223     6830SH              SOLE                               6830
SEL SEC SPDR ENERGY                ETF       81369Y506       7853    99650SH              SOLE                              99650
SEL SEC SPDR FIN                   ETF       81369Y605       5866   203741SH              SOLE                             203741
SEL SEC SPDR HLTH                  ETF       81369Y209       8893   253969SH              SOLE                             253969
SEL SEC SPDR INDUS                 ETF       81369Y704       4014   103510SH              SOLE                             103510
SEL SEC SPDR MAT                   ETF       81369Y100         83     2486SH              SOLE                               2486
SEL SEC SPDR STPLS                 ETF       81369Y308       8441   295802SH              SOLE                             295802
SELIGNAN SELECT MUNI FD            ETF       816344105         39     4000SH              SOLE                               4000
SPDR ETF BIOTECH                   ETF       78464A870          7      111SH              SOLE                                111
STREETTRACKS WILSHIRE REIT         ETF       78464A607         82     1257SH              SOLE                               1257
VANG ETF CON DISC                  ETF       92204A108          1      180SH              SOLE                                180
VANG ETF ENERGY                    ETF       92204A306         93     1038SH              SOLE                               1038
VANG ETF FIN                       ETF       92204A405        966    19060SH              SOLE                              19060
VANG ETF HEALTH                    ETF       92204A504        145     2877SH              SOLE                               2877
VANG ETF IND                       ETF       92204A603         30      598SH              SOLE                                598
VANG REIT IX                       ETF       922908553       1449    23960SH              SOLE                              23960
VANG TOTAL STOCK                   ETF       922908769         88      605SH              SOLE                                605

Total  $206976 (X1000)

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